Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance Disclosure(1)
					Value of Fixed $100 Investment Based On:		(in thousands)
Year	Summary Comp Table Total for PEO(2)	Comp Actually Paid for PEO(3)	Average Summary Comp Table Total for Non-PEO NEOs(4)	Average Comp Actually Paid for Non-PEO NEOs(5)	Unity TSR(6)	S&P 500 I.T. Sector TSR(7)	Unity Net Income (8)	Unity Non-GAAP Operating Margin(9)(11)	Unity Revenue (10)(11)
2022	$11,805,430	($213,136,090)	$21,787,435	($3,571,284)	$42	$111	($919,488)	(6.5)%	$1,391,024
2021	$12,501,471	($17,400,715)	$17,015,624	$10,716,783	$209	$156	($532,607)	(3.2)%	$1,110,526
2020	$22,001,733	$682,364,174	$4,309,810	$90,477,822	$225	$117	($282,308)	(6.6)%	$772,445
	*Total Shareholder Return is shown as “TSR” in the table above.
Company Selected Measure Name	Non-GAAP Operating Margin
Named Executive Officers, Footnote [Text Block]	Our principal executive officer (PEO) for 2020 through 2022 was John Riccitiello. Our other, non-PEO, named executive officers (NEOs) for 2020 were Ralph Hauwert and Ingrid Lestiyo. The Company's other, non-PEO, NEOs for 2021 were Luis Visoso, Kimberly Jabal, Clive Downie, Ralph Hauwert, Ingrid Lestiyo, and Marc Whitten. The Company's other, non-PEO, NEOs for 2022 were Luis Visoso, Marc Whitten, Carol Carpenter, and Anirma Gupta.
Peer Group Issuers, Footnote [Text Block]	Weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Information Technology Sector Index.
PEO Total Compensation Amount	$ 11,805,430	$ 12,501,471	$ 22,001,733
PEO Actually Paid Compensation Amount	$ (213,136,090)	(17,400,715)	682,364,174
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported under Comp Actually Paid for PEO represent the “compensation actually paid” to Mr. Riccitiello as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Riccitiello. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Riccitiello’s total compensation to determine the compensation actually paid in the applicable year:

PEO "CAP" Calculation Detail
	Year
Compensation Element	2020	2021	2022
SCT Reported Total Compensation	$22,001,733	$12,501,471	$11,805,430
Aggregate SCT Reported Equity Compensation (-)(a)	($21,157,519)	($11,503,221)	($11,425,414)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)(b)(i)	$186,322,120	$20,244,142	$2,647,018
Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)(b)(ii)	$285,950,938	($21,832,049)	($166,177,226)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)(b)(iii)	$0	$0	$1,137,021
Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)(b)(iv)	$209,246,902	($16,811,058)	($51,122,919)
"Compensation Actually Paid" Determination	$682,364,174	($17,400,715)	($213,136,090)
a.The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b.The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Note, adjustments inapplicable to the covered executive not reflected in chart above.

Non-PEO NEO Average Total Compensation Amount	$ 21,787,435	17,015,624	4,309,810
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,571,284)	10,716,783	90,477,822
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported under Average Compensation Actually Paid for Non-PEO NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Riccitiello), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Riccitiello) during the applicable year. The following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Riccitiello) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Average Non-PEO NEOs "CAP" Calculation Detail
	Year
Compensation Element	2020	2021	2022
SCT Reported Total Compensation	$4,309,810	$17,015,624	$21,787,435
Aggregate SCT Reported Equity Compensation (-)	($3,652,913)	($16,013,377)	($21,340,447)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$40,050,353	$18,902,371	$12,080,932
Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	$38,488,294	($9,078,025)	($12,104,442)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$1,487,396	$948,478
Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	$11,282,278	($1,597,206)	($4,943,240)
"Compensation Actually Paid" Determination	$90,477,822	$10,716,783	($3,571,284)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 42	209	225
Peer Group Total Shareholder Return Amount	111	156	117
Net Income (Loss)	$ (919,488,000)	$ (532,607,000)	$ (282,308,000)
Company Selected Measure Amount	(0.065)	(0.032)	(0.066)
PEO Name	John Riccitiello
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with the Company’s performance, refer to “Compensation Discussion & Analysis” above.The dollar amounts reported under Summary Comp Table Total for PEO are the amounts of total compensation reported for Mr. Riccitiello for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”The dollar amounts reported under Average Summary Comp Table Total for Non-PEO NEOs represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Riccitiello) in the “Total” column of the Summary Compensation Table in each applicable year.Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. For purposes of the Company’s 2020 cumulative total shareholder return, the measurement period begins at the Company’s September 2020 initial public offering.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.The dollar amounts reported represent the amount of revenue reflected in the Company’s audited financial statements for the applicable year.As noted in the "Compensation Discussion & Analysis" above, these measures represent the two evenly weighted corporate performance metrics for the Cash Incentive Bonus Plan for 2022. Given their use in the 2022 Cash Incentive Bonus Plan, the Human Capital and Compensation Committee selected non-GAAP operating margin and revenue as the Company-Selected Measures.
Relationship Disclosures
Our Human Capital and Compensation Committee reviews a variety of Company-wide and individual factors to link executive compensation actually paid with Company and executive performance. To promote strong pay-for-performance orientation when setting executive pay levels, the Human Capital and Compensation Committee considers the Company's absolute and relative total shareholder return, short- and long-term business outlook, including income and revenue growth, and the broader market environment.
The following graphs set forth the relationships between the Company’s cumulative total shareholder return relative to peer comparators, as well as compensation actually paid relative to the Company’s total shareholder return, net income, non-GAAP operating margin, and revenue over the last three completed fiscal years. Note that the Human Capital and Compensation Committee assesses target compensation and potentially realizable compensation in addition to compensation actually paid to maintain a holistic understanding of executive total compensation packages.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Margin
Non-GAAP Measure Description [Text Block]	The percentages reported represent non-GAAP operating income as a percentage of revenue. Non-GAAP operating income represents GAAP income (loss) from operations, excluding stock-based compensation expense and related payroll taxes, expenses related to charitable donations of common stock and acquisition-related expenses.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Other Performance Measure Amount	1,391,024,000	1,110,526,000	772,445,000
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,425,414)	$ (11,503,221)	$ (21,157,519)
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,647,018	20,244,142	186,322,120
PEO [Member] | Equity Awards Granted in Prior Year, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(166,177,226)	(21,832,049)	285,950,938
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,137,021	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(51,122,919)	(16,811,058)	209,246,902
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,340,447)	(16,013,377)	(3,652,913)
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,080,932	18,902,371	40,050,353
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,104,442)	(9,078,025)	38,488,294
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	948,478	1,487,396	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,943,240)	$ (1,597,206)	$ 11,282,278